As filed with the Securities and Exchange Commission on October 13, 2005

File Nos. 811-10267 and 333-53450

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _	[ ]
Post-Effective Amendment No. 6	[X]
 AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 7	[X]

ASSETMARK FUNDS
(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie Hansen
2300 Contra Costa Boulevard, Suite 425
Pleasant Hill, CA 94523-3967
(Name and Address of Agent for Service)

Copies to:

Michael P. O’Hare, Esq. Stradley, Ronon, Stevens & Young LLP 2600 One Commerce Square Philadelphia, PA 19103	Angela Pingel U.S. Bancorp Fund Services, LLC 615 East Michigan Milwaukee, Wisconsin 53202

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b).
[X]  on October 28, 2005 pursuant to paragraph (b).
[   ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on (date) pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 5 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on August 16, 2005 and pursuant to Rule 485(a)(1) would become effective on October 15 2005.

This Post-Effective Amendment No. 6 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating October 28, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 6 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill and the State of California on October 13, 2005.

ASSETMARK FUNDS
(Registrant)

By: /s/ Ronald D. Cordes
          Ronald D. Cordes, President
             (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ronald D. Cordes	President, Trustee and	October 13, 2005
Ronald D. Cordes	Chairperson

Richard Steiny*	Trustee	October 13, 2005
Richard Steiny

William J. Klipp *	Independent Trustee	October 13, 2005
William J. Klipp

Leonard H. Rossen *	Independent Trustee	October 13, 2005
Leonard H. Rossen

R. Thomas DeBerry *	Independent Trustee	October 13, 2005
R. Thomas DeBerry

John Whittaker*	Vice President	October 13, 2005
John Whittaker

Carrie E. Hansen*	Treasurer and Principal	October 13, 2005
Carrie E. Hansen	Accounting Officer

Teresa Escano*	Secretary	October 13, 2005
Teresa Escano

*By: /s/ Ronald D. Cordes
Ronald D. Cordes Attorney-in-Fact pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to the Registration Statement on April 12, 2001, which is incorporated herein by reference.